Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related-Party Transactions
Related-Party Transactions

9. Related-Party Transactions

        In May 2009, the Company entered into consulting agreements with certain of its founders. Under the terms of these agreements the founders would serve in an advisory capacity with respect to the Company's research and development activities. As compensation for services provided, the founders received (i) a quarterly consulting fee, (ii) an aggregate of 199,999 shares of the Company's common stock, subject to certain vesting restrictions, and (iii) options to acquire an aggregate of 100,000 shares of common stock, subject to certain performance-based criteria. Compensation earned under these agreements was $135,000 and $81,000 for the nine months ended September 30, 2012 and 2013, respectively.

        In February 2012, February 2013 and March 2013, in connection with the closing of the Company's Series B Convertible Preferred Stock financing, a sister company of the Company's landlord purchased an aggregate of 2,912,621 shares of Series B Convertible Preferred Stock for cash proceeds of $3.0 million.

6. Related-Party Transactions

        In May 2009, the Company entered into consulting agreements with certain of its founders. Under the terms of these agreements the founders would serve in an advisory capacity with respect to the Company's research and development activities. As compensation for services provided, the founders received (i) an aggregate quarterly consulting fee of $51,000, (ii) an aggregate of 199,999 shares of the Company's common stock, subject to certain vesting restrictions, and (iii) options to acquire an aggregate of 100,000 shares of common stock, subject to certain performance-based criteria. Effective July 1, 2012, the quarterly compensation under certain of the consulting agreements with the founders have been revised. The aggregate quarterly consulting fee is $33,000, effective July 1, 2012. In each of the years ended December 31, 2011 and 2012, compensation under these agreements was approximately $0.2 million.

        In May 2009, the Company also entered into a consulting agreement with another founder who would serve as its Chief Executive Officer and the Chairman of the Board of Directors and would provide advisory services with respect to management, direction and research and development activities. As compensation for services provided by the founder in his capacity as a consultant, he received 66,666 shares of the Company's common stock, subject to certain vesting restrictions, at approximately $0.08 per share for gross proceeds of $5,000.